CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) - shares	Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2021
Private Placement | Private Placement Warrants | ITHAX ACQUISITION CORP.
Sale of Private Placement Units, net of initial fair value of Private Warrants and offering costs (in shares)	675,000	675,000	675,000